Commitments and Contingencies (Schedule of Future Minimum Rental Payments) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating Leases
2021	$ 663
2022	682
2023	684
2024	686
2025	691
Thereafter	28,690
Total minimum lease payments	32,096
Less: amounts representing interest	(22,941)
Operating lease liabilities	9,155	$ 9,133
Direct Financing Leases
2021	84
2022	86
2023	88
2024	90
2025	93
Thereafter	7,407
Total minimum lease payments	7,848
Less: amounts representing interest	(3,011)
Total present value of minimum lease payments	$ 4,837	$ 4,800